INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Net operating loss carryforwards	$ 36,106,727	$ 35,291,097
Accruals and others	1,412,267	308,296
Capital loss carryoforwards	2,258	11,003
Valuation allowance	(37,521,252)	(35,610,396)
Net deferred tax assets	0	0
Deferred Tax Liabilities
Other liabilities	0	0
Net deferred tax liabilities	$ 0	$ 0